CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 7,288,806	¥ 52,394,857	¥ (266,199,240)	¥ (46,544,565)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	46,095	331,347	1,041,272	9,246,249
Credit losses	(681,308)	(4,897,513)	(1,307,865)	6,034,215
Stock compensation expenses			119,618,420
Deferred tax (benefit)/expense	76,165	547,502	(2,666,911)	(3,901,192)
Loss/(Gain) from short-term investments-unrealized	(2,256,271)	(16,218,978)	(124,104)	1,064,204
Loss from disposal of property and equipment	261	1,876
(Gain)/Loss from disposal of subsidiaries	7,612,059	54,718,523		(65,587)
Amortization of operating lease right-of-use assets	139,906	1,005,700	802,313	978,197
Impairment loss for goodwill			106,274,006	35,493,300
Impairment loss for long-lived assets			6,602,198	13,713,233
Change in fair value of warrant liabilities				(832,355)
Change in operating assets and liabilities:
Accounts receivables	(97,763)	(702,759)	(350,576)	(6,448,443)
Inventories			909,047	4,649,193
Prepaid services fees	(633,141)	(4,551,268)	(22,566,719)	1,715,886
Other receivables and prepaid expenses	524,801	3,772,477		959,320
Prepaid expenses and deposits				125,755
Accounts payable	(325,202)	(2,337,683)	6,711,558	948,491
Deferred revenues	(968,651)	(6,963,049)	(833,113)	(2,312,407)
Other payables and accrued liabilities	(7,260,971)	(52,194,764)	7,524,461	(367,174)
Operating lease liabilities	(136,251)	(979,430)	(984,005)	(922,322)
Taxes payable	746,947	5,369,351	137,252	(382,068)
Net cash provided by/ (used in) operating activities	4,075,482	29,296,189	(45,412,006)	13,151,930
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of long-term investment				(600,000)
Sale of long term investments			1,256,260
Purchases of property and equipment	(3,984)	(28,641)	437,873	(1,082,389)
Purchases of short term investments	(50,911,295)	(365,970,754)	(18,411,162)	(109,791,056)
Redemption of short-term investments	34,919,856	251,017,894		108,726,852
Loss from short-term investment-realized	(1,340,557)	(9,636,457)
Cash received from acquisitions				2,033
Collection from third party investment				21,335,190
Net cash provided by/(used in) investing activities	(17,335,980)	(124,617,958)	(16,717,029)	18,590,629
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan to related party	(151,078)	(1,086,012)
Loan to Parent	(2,417,647)	(17,379,013)		(38,618,394)
Repayment to Parent				(201,054,030)
Proceeds from Parent			37,461,686	84,405,291
Proceeds from banking facility	2,523,510	18,140,000	13,500,000
Payments to banking facility	(2,314,841)	(16,640,000)
Proceeds from related party loans			25,591,431
Stock issuance	17,952,065	129,046,621
Issuance of convertible notes payable	96,955,739	696,956,634
Cash received from recapitalization of MicroAlgo				138,970,347
Net cash (used in)/ provided by financing activities	112,547,748	809,038,230	76,553,117	(16,296,787)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	696,158	5,004,259	5,077,311	9,896,303
CHANGE IN CASH AND CASH EQUIVALENTS	99,983,408	718,720,720	19,501,393	25,342,076
CASH AND CASH EQUIVALENTS, at beginning of year	44,128,325	317,212,066	297,710,673	272,368,597
CASH AND CASH EQUIVALENTS, at end of year	144,111,733	1,035,932,786	317,212,066	297,710,673
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	14,724	105,845	235,198	1,250,425
Cash paid for interest	105,654	759,480	124,995	20,124
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred offering cost to offset proceed from recapitalization				3,689,844
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	146,815	1,055,364	586,741	742,238
Shares converted from convertible notes payable	$ 76,215,259	¥ 547,865,768